Cash and Cash Equivalents - Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash held in bank accounts	$ 263,225	$ 748,636
Guaranteed investment certificates	1,032,498	1,133,205
Cash and cash equivalents	$ 1,295,723	$ 1,881,841	$ 319,057	$ 1,073,574